Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	As of March 31,
	2021	2022
	RMB	RMB
Advance from customers	38,769	16,607
Accrued payroll	8,335	10,220
VAT payable	3,900	1,484
Refund liabilities	2	1
Product warranty	253	50
Deferred revenue	1,000	-
Other payables	7,831	15,786
Total	60,090	44,148